Long term loan and other non-current liabilities (Schedule of Long-term Loan and Other Long-term Liabilities) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long term loan and other non-current liabilities.
Long-term loan less current maturities of long-term loan	$ 2,321	$ 2,535	$ 2,792
Contingent consideration	974	2,439
Accrued rent	453	454	364
Accrual for uncertain tax positions	184	184	124
Long-term loan and long-term liabilities	$ 3,932	$ 5,612	$ 3,280